Contract assets (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Disclosure of fair value measurement of assets [line items]
Contract assets, beginning	R$ 7,605,061
Contract assets, ending	R$ 7,210,906